Taxation - Schedule of Taxes on items Recognized in other Comprehensive (loss) income or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Taxes [Line Items]
Deferred tax (benefit) expense on cash flow hedges adjustments to equity	$ (1)	$ 1
Deferred tax expense on fair value adjustments on financial assets	5	2
Deferred tax expense on remeasurement on defined benefit pension plans	20	5
Tax on Cash Flow Hedges [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax (benefit) expense on cash flow hedges adjustments to equity	(1)	1
Tax on Equity Instruments [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on fair value adjustments on financial assets	5	2
Tax on Remeasurement of Defined Benefit Plans [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on remeasurement on defined benefit pension plans	20	5
Deferred and share-based compensation [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on share-based payments	11	4
Current tax benefit on share-based payments	$ (8)	$ (12)